SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 03, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Number of options		669,090
Exercised, Number of options	(7,103,721)
Outstanding at end of year, Number of shares upon exercise		669,090
Non-Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Number of options	4,179,987
Granted, Number of options	5,945,000
Exercised, Number of options	(45,728)
Forfeited, Number of options	(3,060,014)
Canceled, Number of options	(3,000,000)
Expired, Number of options	(715,912)
Outstanding at end of year, Number of shares upon exercise	3,303,333
Exercisable at end of year, Number of options	2,291,434
Outstanding at beginning of year, Weighted average exercise price (per option)	$ 2.08
Granted, Weighted average exercise price (per option)	$ 0.16
Exercised, Weighted average exercise price (per option)	$ 0.01
Forfeited, Weighted average exercise price (per option)	$ 1.15
Canceled, Weighted average exercise price (per option)	$ 0.14
Expired, Weighted average exercise price (per option)	$ 1.69
Outstanding at end of year, Weighted average exercise price	$ 1.36
Exercisable at end of year, Weighted average exercise price (per option)	$ 3.89
Outstanding, Weighted average remaining contractual term	4 years 1 month 6 days
Exercisable, Weighted average remaining contractual term	3 years 9 months 18 days
Outstanding, Aggregate intrinsic value (in thousands)
Exercisable, Aggregate intrinsic value (in thousands)
Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Number of options	811,885
Forfeited, Number of options	(37,433)
Outstanding at end of year, Number of shares upon exercise	774,452
Exercisable at end of year, Number of options	24,437
Outstanding at beginning of year, Weighted average exercise price (per option)	$ 6.44
Forfeited, Weighted average exercise price (per option)	$ 9.43
Outstanding at end of year, Weighted average exercise price	$ 6.30
Exercisable at end of year, Weighted average exercise price (per option)	$ 9.64
Outstanding, Weighted average remaining contractual term	3 years 15 days
Exercisable, Weighted average remaining contractual term	6 months 22 days
Outstanding, Aggregate intrinsic value (in thousands)
Exercisable, Aggregate intrinsic value (in thousands)